Supplement dated February 11, 2022
to the Statement of Additional Information (SAI), dated January 1, 2022, as supplemented, for the following funds (the Funds):
Fund
Columbia Funds Series Trust I
Columbia Corporate Income Fund
Columbia U.S. Social Bond Fund
Columbia Tax-Exempt Fund
Columbia Funds Series Trust II
Columbia Limited Duration Credit Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced Funds is hereby superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2021, unless otherwise noted
Corporate Income Fund	John Dawson	7 RICs 25 other accounts	$3.96 billion $4.11 billion	None	None	Columbia Management	Columbia Management
	Tom Murphy	9 RICs 15 PIVs 29 other accounts	$4.05 billion $20.30 billion $4.13 billion	None	None
	Shannon Rinehart(l)	25 other accounts	$3.75 billion	None	None
	Royce Wilson	7 RICs 24 other accounts	$3.96 billion $4.11 billion	None	None
For Funds with fiscal year ending July 31 – Information is as of July 31, 2021, unless otherwise noted
Limited Duration Credit Fund	John Dawson	7 RICs 26 other accounts	$4.64 billion $5.00 billion	None	$10,001– $50,000(b)	Columbia Management	Columbia Management
	Tom Murphy	9 RICs 15 PIVs 34 other accounts	$4.73 billion $18.91 billion $5.02 billion	None	Over $1,000,000(a) Over $1,000,000(b)
	Shannon Rinehart(l)	25 other accounts	$3.75 billion	None	None
	Royce Wilson	7 RICs 24 other accounts	$4.64 billion $5.00 billion	None	$50,001– $100,000(a) $10,001– $50,000(b)
Tax-Exempt Fund	Catherine Stienstra	7 RICs 3 other accounts	$6.31 billion $1.51 million	None	$100,001– $500,000(a) $50,001– $100,000(b)	Columbia Management	Columbia Management
	Douglas White(l)	5 RICs 10 other accounts	$5.45 billion $9.61 million	None	None
SUP910_00_034_(02/22)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
U.S. Social Bond Fund	Tom Murphy	9 RICs 15 PIVs 34 other accounts	$5.77 billion $18.91 billion $5.02 billion	None	None	Columbia Management	Columbia Management
	Malcolm (Mac) Ryerse	5 other accounts	$2.27 million	None	$10,001– $50,000(a)
	Catherine Stienstra(l)	8 RICs 3 other accounts	$9.56 billion $1.44 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(l)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of January 31, 2022.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_034_(02/22)
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